Investment Strategy	Jun. 30, 2026
MERIDIAN GROWTH FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund attempts to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, including the amount of any borrowings for investment purposes, in securities of growth companies. For purposes of the Fund’s 80% investment policy, a company is considered to be a growth company if it issues securities that are represented in a third-party growth-style index. The Fund may invest in companies that issue securities that are neither represented in any growth or value-style index (for example, a company that issues exclusively privately placed securities). The Fund may include such non-represented securities within the 80% test if the portfolio management team determines the company exhibits at least one growth characteristic similar to those commonly used by third-party index providers in growth classifications. Such characteristics may include, but are not limited to, historical or projected growth in earnings, revenues, sales, cash flow, book value, or other relevant financial or operating measures; valuation measures used by index providers in style classification; or other fundamental characteristics that the Adviser believes support the potential for above-average growth or capital appreciation.
The Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of publicly traded common stocks of U.S. companies. Under normal circumstances, the Fund emphasizes small- and mid‑capitalization growth companies that the Investment Adviser believes may have prospects for above-average growth in revenues and earnings because of many factors, including high sales growth, high unit growth, industry growth, high or improving returns on assets and equity and a strong balance sheet. The Fund may invest in securities of companies with any capitalization across a broad range of industries, though it typically emphasizes small- and mid‑capitalization companies. These may include companies that are relatively small in terms of total assets, revenues and earnings. The mix of the Fund’s investments at any time will depend on the industries and types of securities the Investment Adviser believes hold the most potential for achieving the Fund’s investment objective. The Fund may invest up to 25% of its total assets, calculated at the time of purchase, in securities of foreign companies, including emerging market companies. The Fund generally sells investments when the Investment Adviser concludes that better investment opportunities exist in other securities, the security is fully valued, or the issuer’s circumstances or the political or economic outlook have changed.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of publicly traded common stocks of U.S. companies. Under normal circumstances, the Fund emphasizes small- and mid‑capitalization growth companies that the Investment Adviser believes may have prospects for above-average growth in revenues and earnings because of many factors, including high sales growth, high unit growth, industry growth, high or improving returns on assets and equity and a strong balance sheet.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund may invest up to 25% of its total assets, calculated at the time of purchase, in securities of foreign companies, including emerging market companies. The Fund generally sells investments when the Investment Adviser concludes that better investment opportunities exist in other securities, the security is fully valued, or the issuer’s circumstances or the political or economic outlook have changed.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund attempts to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, including the amount of any borrowings for investment purposes, in securities of growth companies. For purposes of the Fund’s 80% investment policy, a company is considered to be a growth company if it issues securities that are represented in a third-party growth-style index. The Fund may invest in companies that issue securities that are neither represented in any growth or value-style index (for example, a company that issues exclusively privately placed securities). The Fund may include such non-represented securities within the 80% test if the portfolio management team determines the company exhibits at least one growth characteristic similar to those commonly used by third-party index providers in growth classifications.
MERIDIAN CONTRARIAN FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks long-term growth of capital by investing primarily in a diversified portfolio of publicly traded common stocks of U.S. companies. Under normal circumstances, the Fund invests in the stocks of businesses that are likely to have recently underperformed their peers, or the market due to what the Investment Adviser deems to be temporary operational issues. The Fund then emphasizes stocks which the Investment Adviser believes are undervalued in relation to the business’ (or issuer’s) long-term earnings power or asset value, or the stock market in general. Securities in which the Fund invests may be undervalued because of many factors, including market decline, poor economic conditions, tax‑loss selling or actual or anticipated unfavorable developments affecting the issuer of the security. The Fund may invest in securities of companies with any capitalization across a broad range of industries. The Fund intends to invest at least 65% of its total assets in common stocks and equity-related securities (such as convertible debt securities and warrants). The Fund may invest up to 35% of its total assets in debt or fixed income securities, including higher yield, higher risk, lower rated or unrated corporate bonds commonly referred to as “junk bonds.” These are bonds that are rated Ba or below by Moody’s or BB or below by S&P. The Fund may invest up to 10% of its total assets in securities rated Ca or below by Moody’s Investors Service, Inc. (“Moody’s”) or C or below by Standard and Poor’s Ratings Services (“S&P”) or unrated but considered by the Investment Adviser to be of comparable quality. The Fund may also invest up to 25% of its total assets, calculated at the time of purchase, in securities of foreign companies, including emerging market companies. The Fund generally sells investments when (i) the Investment Adviser concludes that the company’s fundamentals are not meeting expectations; (ii) better investment opportunities exist; and/or (iii) the company’s business has improved and this, in the Investment Adviser’s opinion, is reflected in the share price.

MERIDIAN HEDGED EQUITY FUND
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to maximize total return by investing primarily in a diversified portfolio of equity securities of U.S. companies that have the potential for capital appreciation. Under normal circumstances, the Fund will invest at least 80% of its net assets in long or short positions in equity securities. Equity securities include, but are not limited to, common and preferred stocks as well as convertible securities, such as options, in domestic and foreign companies. The Fund often sells exchange traded call options against 40% to 60% of the underlying equity holdings. This hedging strategy seeks to use the option premiums collected, cash flow and income to the Fund, to reduce risk and volatility associated with typical long-only equity investment strategies. The Fund may invest in securities of companies with any capitalization across a broad range of industries. These may include companies that are relatively small in terms of assets, revenues and earnings. The mix of the Fund’s investments at any time will depend on the industries and types of securities the Investment Adviser believes hold the most potential for achieving the Fund’s investment objective. The Fund may invest up to 25% of its total assets, calculated at the time of purchase, in securities of foreign companies, including emerging market companies. The Fund may also invest its assets in debt or fixed income securities including higher yield, higher risk, lower rated or unrated corporate bonds commonly referred to as “junk bonds.” These are bonds that are rated Ba or below by Moody’s Investors Service, Inc. (“Moody’s”) or BB or below by Standard and Poor’s Ratings Services (“S&P”) or are in default or unrated but of comparable quality as determined by the Investment Adviser. The Fund generally sells investments when the Investment Adviser concludes that the long-term growth prospects of the company have deteriorated, or the issuer’s circumstances or the political or economic outlook relative to the security have changed, and better investment opportunities exist in other securities.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The Fund may invest in securities of companies with any capitalization across a broad range of industries. These may include companies that are relatively small in terms of assets, revenues and earnings. The mix of the Fund’s investments at any time will depend on the industries and types of securities the Investment Adviser believes hold the most potential for achieving the Fund’s investment objective.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund may invest up to 25% of its total assets, calculated at the time of purchase, in securities of foreign companies, including emerging market companies. The Fund may also invest its assets in debt or fixed income securities including higher yield, higher risk, lower rated or unrated corporate bonds commonly referred to as “junk bonds.” These are bonds that are rated Ba or below by Moody’s Investors Service, Inc. (“Moody’s”) or BB or below by Standard and Poor’s Ratings Services (“S&P”) or are in default or unrated but of comparable quality as determined by the Investment Adviser.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets in long or short positions in equity securities. Equity securities include, but are not limited to, common and preferred stocks as well as convertible securities, such as options, in domestic and foreign companies. The Fund often sells exchange traded call options against 40% to 60% of the underlying equity holdings. This hedging strategy seeks to use the option premiums collected, cash flow and income to the Fund, to reduce risk and volatility associated with typical long-only equity investment strategies.
Meridian Small Cap Growth Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets, including the amount of any borrowings for investment purposes, in equity securities (including common stocks, preferred stocks and securities convertible into common and preferred stocks) of U.S. small capitalization companies. In the view of the Investment Adviser, small capitalization companies are defined as companies whose total market capitalization falls within the range of companies included in the Russell 2000® Growth Index or the S&P SmallCap 600® Index at the time of purchase. Both indices are broad indices of small capitalization stocks. As of September 30, 2026, the market capitalization of the companies in these indices ranged from approximately $1 million to $58 billion. The Fund may also invest up to 20% of its net assets in securities of companies of any market capitalization.
In addition, the Fund attempts to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, including the amount of any borrowings for investment purposes, in securities of growth companies. For purposes of this 80% investment policy, a company is considered to be a growth company if it issues securities that are represented in a third-party growth-style index. The Fund may invest in companies that issue securities that are neither represented in any growth or value-style index (for example, a company that issues exclusively privately placed securities). The Fund may include such non-represented securities within the 80% test if the portfolio management team determines the company exhibits at least one growth characteristic similar to those commonly used by third-party index providers in growth classifications. Such characteristics may include, but are not limited to, historical or projected growth in earnings, revenues, sales, cash flow, book value, or other relevant financial or operating measures; valuation measures used by index providers in style classification; or other fundamental characteristics that the Adviser believes support the potential for above-average growth or capital appreciation.
The portfolio managers apply a “bottom up” fundamental research process in selecting investments. In other words, the portfolio managers analyze individual companies to determine if a company presents an attractive investment opportunity and if it is consistent with the Fund’s investment strategies and policies. The Fund generally sells investments when the Investment Adviser concludes that better investment opportunities exist in other securities, the security is fully valued, or the issuer’s circumstances or the political or economic outlook have changed.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	In the view of the Investment Adviser, small capitalization companies are defined as companies whose total market capitalization falls within the range of companies included in the Russell 2000® Growth Index or the S&P SmallCap 600® Index at the time of purchase. Both indices are broad indices of small capitalization stocks. As of September 30, 2026, the market capitalization of the companies in these indices ranged from approximately $1 million to $58 billion. The Fund may also invest up to 20% of its net assets in securities of companies of any market capitalization.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The portfolio managers apply a “bottom up” fundamental research process in selecting investments. In other words, the portfolio managers analyze individual companies to determine if a company presents an attractive investment opportunity and if it is consistent with the Fund’s investment strategies and policies. The Fund generally sells investments when the Investment Adviser concludes that better investment opportunities exist in other securities, the security is fully valued, or the issuer’s circumstances or the political or economic outlook have changed.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets, including the amount of any borrowings for investment purposes, in equity securities (including common stocks, preferred stocks and securities convertible into common and preferred stocks) of U.S. small capitalization companies.In addition, the Fund attempts to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, including the amount of any borrowings for investment purposes, in securities of growth companies. For purposes of this 80% investment policy, a company is considered to be a growth company if it issues securities that are represented in a third-party growth-style index. The Fund may invest in companies that issue securities that are neither represented in any growth or value-style index (for example, a company that issues exclusively privately placed securities). The Fund may include such non-represented securities within the 80% test if the portfolio management team determines the company exhibits at least one growth characteristic similar to those commonly used by third-party index providers in growth classifications.